Prepaid Investment (Details) - USD ($)		12 Months Ended
	May 15, 2015	Dec. 31, 2014	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment Holdings [Line Items]
Pre-payment of subscribed capital			$ 460,000		$ 700,000
Dadny Japan Inc. [Member] | Stock purchase agreement [Member]
Investment Holdings [Line Items]
Ownership percentage		100.00%
Acquisition cost		$ 600,000
Aircom Pacific Inc Limited [Member] | Stock purchase agreement [Member]
Investment Holdings [Line Items]
Ownership percentage	100.00%
Acquisition cost	$ 100,000
Aircom Telecom LLC [Member]
Investment Holdings [Line Items]
Pre-payment of subscribed capital			$ 460,000